Earnings Per Share (Schedule Of Basic And Diluted Earnings Per Share) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 01, 2018
Net income		$ 125	$ 160	$ 124
Weighted-average common shares outstanding	[1]	84,500,000	84,500,000	84,500,000
Weighted average common shares outstanding-assuming dilution		84,700,000	84,500,000	84,500,000
Basic earnings per share (in dollars per share)		$ 1.47	$ 1.90	$ 1.47
Diluted earnings per share (in dollars per share)		$ 1.47	$ 1.90	$ 1.47
Common Stock, Shares, Outstanding		84,545,152			84,515,619
Antidilutive securities excluded from computation of diluted earnings per share (in shares)		100,000
RSU [Member]
Effect of dilutive securities		100,000
Options [Member]
Effect of dilutive securities	[2]

[1]	For periods prior to the Spin-off, earnings per share was calculated based on the 84,515,619 shares of Frontdoor stock that were outstanding at the date of distribution.
[2]	Options to purchase 0.1 million shares for the years ended December 31, 2018 were not included in the diluted earnings per share calculation because their effect would have been anti-dilutive.